Share based compensation reserve (Details) € in Millions				1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 14, 2018 shares	Aug. 22, 2017 shares director	Jun. 19, 2017 USD ($) shares	Jun. 30, 2018 shares	Jun. 30, 2018 EUR (€) shares	Jun. 30, 2017 EUR (€)	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 EUR (€) shares	Jun. 30, 2017 EUR (€)	Jan. 01, 2018 USD ($)	Jan. 01, 2018 EUR (€)	Dec. 31, 2017 shares	Jan. 01, 2017 USD ($)	Jan. 01, 2017 EUR (€)	Jan. 01, 2016 USD ($)	Jan. 01, 2016 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €					€ 3.8	€ 0.5		€ 5.9	€ 1.7
Grant date fair value										$ 1,600,000	€ 1.3		$ 4,200,000	€ 3.4	$ 19,600,000	€ 15.9
Number of other equity awards granted, number of Non-executive directors | director		2
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)				5,218,600	5,218,600		5,218,600	5,218,600				4,927,000
Number of other equity instruments exercised or vested in share-based payment arrangement							0	0
New awards granted in the period (in shares)							481,600	481,600
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	53,498			9,375,000,000
Value of shares granted to each Non-Executive Director annually | $							$ 100,000
New awards granted in the period (in shares)	44,272	11,774	41,724
Exercise price of other equity awards granted | $			$ 14.38
Expense from share-based payment transactions with employees | €					€ 0.4	€ 0.3		€ 0.5	€ 0.4
Key management personnel of entity or parent | 50% vested after year 2 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage							50.00%	50.00%
Vesting period							2 years	2 years
Key management personnel of entity or parent | 50% vested after year 4 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage							50.00%	50.00%
Vesting period							4 years	4 years
January 1, 2016 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)				3,722,000	3,722,000		3,722,000	3,722,000				3,837,000
New awards granted in the period (in shares)							0	0
January 1, 2016 | Key management personnel of entity or parent | 50% vested after year 2 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							2 years	2 years
January 1, 2017 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)				1,015,000	1,015,000		1,015,000	1,015,000				1,090,000
New awards granted in the period (in shares)							0	0
January 1, 2017 | Key management personnel of entity or parent | 50% vested after year 2 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							2 years	2 years
January 1, 2017 | Key management personnel of entity or parent | 50% vested after year 4 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							4 years	4 years
January 1, 2018 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)				481,600	481,600		481,600	481,600				0
New awards granted in the period (in shares)							481,600	481,600
January 1, 2018 | Key management personnel of entity or parent | 50% vested after year 2 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							2 years	2 years
January 1, 2018 | Key management personnel of entity or parent | 50% vested after year 4 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							4 years	4 years